CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net loss	$ (1,072)	$ (1,545)	$ (7,382)	$ (17,386)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	157	163	755	1,002
Equity in losses of joint venture	54	5	8	389
Derivative liability income	(907)	(175)	(1,637)	(3,936)
Loss on extinguishment of debt			0	12,513
Common stock issued for services	0	89	88	114
Non-cash interest added to debt	39	23	90	245
Loss on disposal of equipment	0	131	131	62
Depreciation	58	27	119	89
Amortization of discount on convertible debt	20	59	154	687
Other derivative expense			567	0
Increase (decrease) in cash arising from changes in assets and liabilities:
Accounts receivable	(601)	3,242	2,982	(3,185)
Costs in excess of billings	66	(260)	(465)	(132)
Inventories	5	(130)	(125)	(102)
Deposits	1,415	(558)	(1,304)	(262)
Other current assets	(102)	38	350	(45)
Accounts payable	(907)	(1,302)	(497)	1,918
Billings in excess of costs	430	(1,149)	(209)	3,251
Accrued contract costs	(1,452)	103	1,526	(369)
Other current liabilities	284	(242)	(503)	(934)
Other long-term liabilities	89	(46)	(27)	(20)
Net cash used in operating activities	(2,424)	(1,527)	(5,379)	(6,101)
Investing Activities:
Investment in joint ventures			(100)	(400)
Issuance of note receivable to affiliate	(100)	0	(100)	0
Purchases of property and equipment	(76)	(94)	(135)	(135)
Net cash used in investing activities	(176)	(94)	(335)	(535)
Financing Activities:
Proceeds from short term borrowings	223	0	4,191	5,760
Proceeds from issuance of common stock, net of issuance costs	0	498	3,124	2,436
Payments on convertible promissory notes			0	(2,803)
Net cash provided by financing activities	223	498	7,315	5,393
Net change in cash	(2,377)	(1,123)	1,601	(1,243)
Cash, beginning of period	4,657	3,056	3,056	4,299
Cash, end of period	2,280	1,933	4,657	3,056
Supplemental schedule of non-cash financing activities:
Conversion and tender of convertible debt and accrued interest to Series B Convertible Preferred Stock and warrants			0	14,138
Debt premium recognized on convertible debt			0	(131)
Accrued interest added to debt	40	23	23	153
Recognition of derivative liabilities			$ 3,064	$ 3,928